Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]
(9) Parties in Interest

Mellon Trust is a party in interest with respect to the Plan. Mellon Trust is the plan’s Trustee. All transactions between the Plan and Mellon Trust are exempt from being considered as prohibited transactions under the ERISA Section 408(b).

The Company is a party in interest with respect to the Plan. The Plan reimburses the Company only for direct costs for necessary services provided, These activities are exempt from being considered as prohibited transactions under ERISA Section 408(b).

Alight Solutions and Alight Financial Advisors are parties in interest with respect to the Plan. Alight Solutions is the recordkeeper of the Plan and Alight Financial Advisors provides investment advice to participants directly. All transactions between the Plan and these parties during the reporting period are exempt from being considered as prohibited transactions under ERISA Section 408(b).

Charles Schwab is a party in interest with respect to the Plan. Charles Schwab is the broker for the self directed brokerage account. All transactions between the Plan and the broker during the reporting period are exempt from being considered as prohibited transactions under ERISA Section 408(b).

State Street Global Advisors is a party in interest with respect to the Plan. State Street Global Advisors is the independent fiduciary and asset manager over the ESOP Funds and Company Stock Fund. All transactions between the Plan and State Street Global Advisors are exempt from being considered as prohibited transactions under ERISA Section 408(b).

The Plan also has investment managers that are parties in interest with respect to the Plan. All transactions between the Plan and the investment managers during the reporting period are exempt from being considered as prohibited transactions under ERISA Section 408(b).